Accumulated Other Comprehensive Loss - Summary of Changes in Accumulated Other Comprehensive (Loss) Income, Net of Tax, from Unrealized Gains (Losses) on Available-for-Sale Marketable Securities (Detail) - USD ($)
$ in Thousands
	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Loss [Line Items]
Balance, Value	$ 11,598	$ 29,803	$ 57,085	$ 108,932	$ 136,598	$ 158,779	$ 57,085	$ 158,779	$ 158,779	$ 227,522	$ 249,001
Amount reclassified from accumulated other comprehensive loss	0			0			0	0			(39)
Net current period other comprehensive income	96	70	69	291	371	571			1,412	(1,314)	(431)
Balance, Value	707	11,598	29,803	85,642	108,932	136,598	707	85,642	57,085	158,779	227,522
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss [Line Items]
Balance, Value	(121)	(191)	(260)	(730)	(1,101)	(1,672)	(260)	(1,672)	(1,672)	(358)	73
Other comprehensive income before reclassifications							235	1,233	1,412	(1,314)	(392)
Amount reclassified from accumulated other comprehensive loss											(39)
Net current period other comprehensive income	96	70	69	291	371	571	235	1,233	1,412	(1,314)	(431)
Balance, Value	$ (25)	$ (121)	$ (191)	$ (439)	$ (730)	$ (1,101)	$ (25)	$ (439)	$ (260)	$ (1,672)	$ (358)